SIGNIFICANT ACCOUNTING POLICIES (Details 6) - Earnout [Member] $ in Thousands	2 Months Ended
Sep. 30, 2023 USD ($)
Fair Value Warrants Liability Activity [Line Items]
Initial Measurement (August 11, 2023)	$ 3,607
Change in fair value	315
Balance September 30, 2023	$ 3,292